Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Restructuring Charges		$ 11,263	$ 40,819
F 2 Grow | Scenario, Plan
Restructuring Cost And Reserve [Line Items]
Restructuring Charges	$ 3,000